Acquired Intangible Assets (Detail) - USD ($) $ in Millions			12 Months Ended
	Oct. 13, 2023	Mar. 04, 2022	Jun. 30, 2024	Jun. 30, 2023
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Life			14 years	6 years
Marketing-related
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Life			24 years	5 years
Technology-based
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Life			4 years	7 years
Customer-related
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Life			4 years	0 years
Activision Blizzard, Inc.
Acquired Finite-Lived Intangible Assets [Line Items]
Fair value of intangible assets acquired	$ 21,969		$ 22,000
Weighted Average Life	15 years
Activision Blizzard, Inc. | Marketing-related
Acquired Finite-Lived Intangible Assets [Line Items]
Fair value of intangible assets acquired	$ 11,619
Weighted Average Life	24 years
Activision Blizzard, Inc. | Technology-based
Acquired Finite-Lived Intangible Assets [Line Items]
Fair value of intangible assets acquired	$ 9,689
Weighted Average Life	4 years
Activision Blizzard, Inc. | Customer-related
Acquired Finite-Lived Intangible Assets [Line Items]
Fair value of intangible assets acquired	$ 661
Weighted Average Life	4 years
Nuance Communications Inc.
Acquired Finite-Lived Intangible Assets [Line Items]
Fair value of intangible assets acquired		$ 4,365
Weighted Average Life		7 years
Nuance Communications Inc. | Marketing-related
Acquired Finite-Lived Intangible Assets [Line Items]
Fair value of intangible assets acquired		$ 215
Weighted Average Life		4 years
Nuance Communications Inc. | Technology-based
Acquired Finite-Lived Intangible Assets [Line Items]
Fair value of intangible assets acquired		$ 1,540
Weighted Average Life		5 years
Nuance Communications Inc. | Customer-related
Acquired Finite-Lived Intangible Assets [Line Items]
Fair value of intangible assets acquired		$ 2,610
Weighted Average Life		9 years